CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred Stock, Shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Subject to possible redemption, share	27,600,000		0
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	70,000,000		70,000,000
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	12,500,000		12,500,000
Common stock, shares issued	6,900,000		6,900,000
Common stock, shares outstanding	6,900,000		6,900,000
Sarcos Corp and Subsidiaries
Common stock, par value	$ 0.001		$ 0.001
Sarcos Corp and Subsidiaries | Previously Reported
Common stock, par value			0.001
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001		$ 0.001
Preferred Stock, Shares authorized	12,112,012	[1]	12,112,012	[2]
Preferred stock, shares issued	12,112,012		12,112,012	[2]
Preferred stock, shares outstanding	12,112,012		12,112,012
Preferred Stock, liquidation preference, Value	$ 85,773	[1]	$ 85,773	[2]
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member] | Previously Reported
Preferred stock, par value			$ 0.001
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member]
Preferred Stock, Shares authorized	5,421,446		5,421,446
Preferred stock, shares issued	5,421,446		5,421,446
Preferred stock, shares outstanding	5,421,446		5,421,446
Preferred Stock, liquidation preference, Value	$ 15,723		$ 15,723
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member] | Previously Reported
Preferred Stock, Shares authorized			5,421,446
Preferred stock, shares issued			5,421,446
Preferred stock, shares outstanding			5,421,446
Preferred Stock, liquidation preference, Value			$ 15,723
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member]
Preferred Stock, Shares authorized	3,158,338		3,158,338
Preferred stock, shares issued	3,158,338		3,158,338
Preferred stock, shares outstanding	3,158,338		3,158,338
Preferred Stock, liquidation preference, Value	$ 30,050		$ 30,050
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member] | Previously Reported
Preferred Stock, Shares authorized			3,158,338
Preferred stock, shares issued			3,158,338
Preferred stock, shares outstanding			3,158,338
Preferred Stock, liquidation preference, Value			$ 30,050
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member]
Preferred Stock, Shares authorized	3,532,228		3,532,228
Preferred stock, shares issued	3,532,228		3,532,228
Preferred stock, shares outstanding	3,532,228		3,532,228
Preferred Stock, liquidation preference, Value	$ 40,000		$ 40,000
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member] | Previously Reported
Preferred Stock, Shares authorized			3,532,228
Preferred stock, shares issued			3,532,228
Preferred stock, shares outstanding			3,532,228
Preferred Stock, liquidation preference, Value			$ 40,000
Sarcos Corp and Subsidiaries | Common Class A [Member]
Common stock, shares authorized	25,990,765		25,990,765
Common stock, shares issued	176,445		171,645
Common stock, shares outstanding	176,445		171,645
Sarcos Corp and Subsidiaries | Common Class A [Member] | Previously Reported
Common stock, shares authorized			25,990,765
Common stock, shares issued			171,645
Common stock, shares outstanding			171,645
Sarcos Corp and Subsidiaries | Common Class B [Member]
Common stock, shares authorized	8,000,001		8,000,001
Common stock, shares issued	8,000,001		8,000,001
Common stock, shares outstanding	8,000,001		8,000,001
Sarcos Corp and Subsidiaries | Common Class B [Member] | Previously Reported
Common stock, shares authorized			8,000,001
Common stock, shares issued			8,000,001
Common stock, shares outstanding			8,000,001

[1]	Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value
[2]	Based on the Company’s Amended and Restated Articles of Incorporation dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.